RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
TVPC Contribution
On August 31, 2016, PBF Holding contributed 50% of the issued and outstanding limited liability company interests of TVPC to PBF LLC. PBFX then acquired 50% of the issued and outstanding limited liability company interests of TVPC from PBF LLC pursuant to the TVPC Contribution Agreement. TVPC's assets consist of the Torrance Valley Pipeline. The total consideration paid to PBF LLC was $175,000 in cash, which was funded by PBFX with $20,000 of cash on hand, $76,200 in proceeds from the sale of marketable securities, and $78,800 in net proceeds from the August 2016 PBFX Equity Offering.
PBFX’s wholly-owned subsidiary, PBFX Operating Company LP ("PBFX Op Co"), serves as TVPC's managing member. PBFX, through its ownership of PBFX Op Co, has the sole ability to direct the activities of TVPC that most significantly impact its economic performance. Accordingly, PBFX, and not PBF Holding, is considered to be the primary beneficiary for accounting purposes and as a result PBFX fully consolidates TVPC. Subsequent to the TVPC Contribution, PBF Holding records an investment in equity method investee on its balance sheet for the 50% of TVPC that it owns. PBF Holding's equity investment in TVPC is included in our Non-Guarantor results as this subsidiary is not a guarantor of the Senior Secured Notes as disclosed in "Note 14 - Condensed Consolidating Financial Statements of PBF Holding".
Commercial Agreements
PBF Holding entered into long-term, fee-based commercial agreements with PBFX. Under these agreements, PBFX provides various rail and truck terminaling services, pipeline services and storage services to PBF Holding and PBF Holding has committed to provide PBFX with minimum fees based on minimum monthly throughput volumes. The fees under each of these agreements are indexed for inflation and any increase in operating costs for providing such services to the Company. Prior to the PBFX Offering and completion of the subsequent drop-down transactions with PBFX, PBFX's assets, other than the East Coast Terminals (as defined below), were owned, operated and maintained by PBF Holding. Therefore, PBF Holding did not previously pay a fee for the utilization of the facilities.
On April 29, 2016, PBFX closed on the purchase of four refined product terminals located in the greater Philadelphia region (the "East Coast Terminals") from an affiliate of Plains All American Pipeline, L.P. (the "PBFX Plains Asset Purchase"). In connection with the PBFX Plains Asset Purchase, PBFX assumed certain commercial agreements that Plains All American Pipeline, L.P. had previously entered into with PBF Holding and subsequent to the PBFX Plains Asset Purchase on April 29, 2016, PBF Holding entered into additional commercial agreements with PBFX related to the East Coast Terminals. These agreements have initial terms ranging from approximately three months to one year and include:

•
tank lease agreements, under which PBFX provides tank lease services to PBF Holding at the East Coast Terminals, with fees ranging from $0.45 to $0.55 per barrel received into the tank, up to 448,000 barrels, and $0.30 to $0.351 for all additional barrels received in excess of that amount. Additionally, the lease agreements include ancillary fees for tank to tank transfers; and

•
terminaling service agreements, under which PBFX provides terminaling and other services to PBF Holding at the East Coast Terminals, with fees ranging from $0.10 to $1.25 per barrel based on services provided, with additional flat rate fees for certain unloading/loading activities at the terminal.

The tank lease agreements contain minimum requirements for the amount of leased tank capacity contracted by PBF Holding. Additionally, the fees under each commercial agreement are indexed for inflation based on the changes in the U.S Consumer Price Index for All Urban Consumers (the “CPI-U”). Each of these commercial agreements also include automatic renewal options ranging from three months to one year terms, unless written notice is provided by either PBFX or PBF Holding thirty days prior to the end of the previous term.
In connection with the TVPC Contribution Agreement described above, PBF Holding and TVPC entered into a ten-year transportation services agreement (including the services orders thereunder, collectively the “Transportation Services Agreement”) under which PBFX, through TVPC, will provide transportation and storage services to PBF Holding on the Torrance Valley Pipeline in return for throughput fees. The Transportation Services Agreement can be extended by PBF Holding for two additional five-year periods. This agreement includes the following:

•
Transportation Services. The minimum throughput commitment for transportation services on the northern portion of the Torrance Valley Pipeline is approximately 50,000 barrels per day for a fee equal to $0.5625 per barrel of crude throughput up to the minimum throughput commitment and in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the fee of $0.5625 per barrel. The minimum throughput commitment for the southern portion of the Torrance Valley Pipeline is approximately 70,000 bpd with a fee equal to approximately $1.5625 per barrel and a fee of $0.3125 per barrel for amounts in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the fee of $1.5625 per barrel; provided, however, that PBF Holding will receive a credit to PBF Holding’s account for the amount of such shortfall, and such credit will be applied in subsequent monthly invoices against excess throughput fees during any of the succeeding three months; and

•
Storage Services. PBF Holding will pay TVPC $0.85 per barrel fixed rate for the shell capacity of the Midway tank, which rate includes throughput equal to the shell capacity of the tank. PBF Holding will pay $0.85 per barrel fixed rate for each of the Belridge and Emidio storage tanks, which rate includes throughput equal to the shell capacity of each individual storage tank, subject to adjustment. PBF Holding will also pay $0.425 per barrel for throughput in excess of the shell capacity for each storage tank; provided that PBF Holding has a commitment for a minimum incremental throughput in excess of the shell capacity of (A) 715,000 barrels per month for the Belridge Tank (the “Belridge Storage MTC”), and (B) 600,000 barrels per month for the Emidio tank. If, during any month, actual throughput in excess of the shell capacity of all individual storage tanks by PBF Holding is less than the throughput storage minimum commitment, then PBF Holding will pay TVPC an amount equal to the storage rate multiplied by the throughput storage minimum commitment less the actual excess volumes.

TVPC is required to maintain the Torrance Valley Pipeline in a condition and with a capacity sufficient to handle a volume of PBF Holding’s crude at least equal to the current operating capacity or the reserved crude capacity, as the case may be, subject to interruptions for routine repairs and maintenance and force majeure events. Failure to meet such obligations may result in a reduction of fees payable under the Transportation Services Agreement.
Below is a summary of the commercial agreements entered into during the years ended December 31, 2015 and 2014 with PBFX having initial terms ranging from seven to ten years and corresponding fees for the use of each of the assets (no such agreements were entered into in the nine months ended September 30, 2016 other than in connection with the PBFX Plains Asset Purchase and TVPC Contribution). Each of these commercial agreements contains minimum volume commitments. The fees under each commercial agreement are indexed for inflation and the agreements give PBF Holding the option to renew for two additional five year terms following the expiration of the initial term.

•
a rail terminaling services agreement with PBFX with an initial term of approximately seven years, under which PBFX provides terminaling services at the DCR Rail Terminal (the "DCR Terminaling Agreement"). Pursuant to the DCR Terminaling Agreement, and based on the change in the U.S. Producer Price Index (the “PPI”), effective January 1, 2016, the terminaling service fee was decreased to $2.014 per barrel up to the minimum throughput commitment and $0.503 per barrel for volumes that exceed the minimum throughput commitment;

•
a truck unloading and terminaling services agreement with PBFX, with an initial term of approximately seven years, under which PBFX provides terminaling services at the Toledo Truck Terminal (the "Toledo Terminaling Agreement"). Pursuant to the Toledo Terminaling Agreement, and based on the change in the PPI, effective January 1, 2016, the terminaling service fee was decreased to $1.007 per barrel;

•
a terminaling services agreement, with an initial term of approximately seven years, under which PBFX provides rail terminaling services to PBF Holding at the DCR West Rack (the "West Ladder Rack Terminaling Agreement");

•
a storage and terminaling services agreement, with an initial term of ten years, under which PBFX provides storage and terminaling services to PBF Holding at the Toledo Storage Facility (the "Toledo Storage Facility Storage and Terminaling Agreement"). Additionally, the Toledo Storage Facility Storage and Terminaling Agreement contains minimum requirements for the amount of storage contracted by PBF Holding;

•
a pipeline service agreement with PBFX, with an initial term of approximately ten years, under which PBFX, through Delaware Pipeline Company (“DPC”), provides pipeline services to PBF Holding at the Delaware City Products Pipeline (the "Delaware City Pipeline Services Agreement"). Effective July 2016, the throughput fee was decreased to $0.5396 per barrel due to a decrease in the Federal Energy Regulatory Commission tariff; and

•
a truck loading service agreement with PBFX, with an initial term of approximately ten years, under which PBFX, through Delaware City Logistics Company LLC (“DCLC”), provides terminaling services to PBF Holding at the Delaware City Truck Rack (the "Delaware City Truck Loading Agreement").

Other Agreements
In addition to the commercial agreements described above, PBF Holding also entered into an omnibus agreement with PBFX, PBF GP and PBF LLC, which addresses the payment of an annual fee for the provision of various general and administrative services, among other matters (as amended from time to time, the "Omnibus Agreement").On August 31, 2016, the Omnibus Agreement was amended and restated which increased the annual fee to $4,000 to include the Torrance Valley Pipeline. PBF Holding and certain of its subsidiaries entered into an operation and management services and secondment agreement with PBFX under which PBFX reimburses PBF Holding for the provision of certain operational services to PBFX in support of its operations, including operational services performed by certain of PBF Holding's field-level employees (as amended from time to time, the "Services Agreement"). On August 31, 2016, the Services Agreement was amended and restated which increased the annual fee to $6,386, to include the Torrance Valley Pipeline.
Summary of Transactions
A summary of revenue and expense transactions with our affiliates is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Revenues under affiliate agreements:
Omnibus Agreement	$1,201	$1,471	$3,460	$3,941
Services Agreement	1,280	1,122	3,523	3,412
Total expenses under commercial agreements	43,842	37,082	118,356	104,796

RELATED PARTY TRANSACTIONS

PBF Holding entered into agreements with PBFX that establish fees for certain general and administrative services, and operational and maintenance services provided by the Company to PBFX. In addition, the Company executed terminal and storage services agreements with PBFX under which PBFX provides commercial transportation, terminaling, storage and pipeline services to the Company. These agreements with PBFX include:

Contribution Agreements
On May 8, 2014, PBFX, PBF GP, PBF Energy, PBF LLC, PBF Holding, DCR, Delaware City Terminaling Company LLC (“Delaware City Terminaling”) and TRC entered into the Contribution and Conveyance Agreement (the “Contribution Agreement I”). On May 14, 2014, concurrent with the closing of the PBFX Offering, the following transactions occurred pursuant to the Contribution Agreement I:

•	DCR distributed all of the interests in Delaware City Terminaling and TRC distributed the Toledo Truck Terminal, in each case, to PBF Holding at their historical cost.

•
PBF Holding contributed, at their historical cost, (i) all of the interests in Delaware City Terminaling and (ii) the Toledo Truck Terminal to PBFX in exchange for (a) 74,053 common units and 15,886,553 subordinated units representing an aggregate 50.2% limited partner interest in PBFX, (b) all of PBFX’s incentive distribution rights, (c) the right to receive a distribution of $30,000 from PBFX as reimbursement for certain preformation capital expenditures attributable to the contributed assets, and (d) the right to receive a distribution of $298,664; and in connection with the foregoing, PBFX redeemed PBF Holding’s initial partner interests in PBFX for $1.

•
PBF Holding distributed to PBF LLC (i) its interest in PBF GP, (ii) the common units, subordinated units and incentive distribution rights, (iii) the right to receive a distribution of $30,000 as reimbursement for certain preformation capital expenditures, and (iv) the right to receive a distribution of $298,664.

On September 30, 2014, PBF Holding, PBF LLC and PBFX closed the transaction contemplated by the Contribution Agreement dated September 16, 2014 (the “Contribution Agreement II”). Pursuant to the terms of the Contribution Agreement II, PBF Holding distributed to PBF LLC all of the equity interests of DCT II, which assets consisted solely of the DCR West Rack, immediately prior to the transfer of such equity interests by PBF LLC to PBFX. The DCR West Rack was previously owned and operated by PBF Holding’s subsidiary, DCT II, and is located at the Company's Delaware City refinery. PBFX paid to PBF LLC total consideration of $150,000, consisting of $135,000 of cash and $15,000 of PBFX common units in exchange for the DCR West Rack.
On December 11, 2014, PBF Holding, PBF LLC and PBFX closed the transaction contemplated by the Contribution Agreement dated December 2, 2014 (the “Contribution Agreement III”). Pursuant to the terms of the Contribution Agreement III, PBF Holding distributed to PBF LLC all of the issued and outstanding limited liability company interests of Toledo Terminaling, which assets consisted of the Toledo Storage Facility. PBF LLC then contributed to PBFX all of the equity interests of Toledo Terminaling for total consideration of $150,000, consisting of $135,000 of cash and $15,000 of PBFX common units, or 620,935 common units.
On May 14, 2015 PBF Holding, PBF LLC and PBFX closed the transactions contemplated by the Contribution Agreement dated May 5, 2015 (the “Contribution Agreement IV”). Pursuant to the terms of the Contribution Agreement IV, PBF Holding distributed all of the equity interests of Delaware Pipeline Company LLC (“DPC”) and Delaware City Logistics Company LLC (“DCLC”) to PBF LLC immediately prior to the contibution of such interests by PBF LLC to PBFX. The assets consisted of a products pipeline, truck rack and related facilities located at our Delaware City refinery (collectively the “Delaware City Products Pipeline and Truck Rack”), for total consideration of $143,000 consisting of $112,500 of cash and $30,500 of PBFX common units, or 1,288,420 common units.
Commercial Agreements
In connection with the contribution agreements described above, PBF Holding entered into long-term, fee-based commercial agreements with PBFX. Under these agreements, PBFX provides various rail and truck terminaling and storage services to PBF Holding and PBF Holding has committed to provide PBFX with minimum fees based on minimum monthly throughput volumes. The fees under each of these agreements are indexed for inflation and any increase in operating costs for providing such services to the Company. Prior to the PBFX Offering, the DCR Rail Terminal, Toledo Truck Terminal, the DCR West Rack and the Toledo Storage Facility and other assets contributed to PBFX subsequent to the PBFX Offering were owned, operated and maintained by PBF Holding. Therefore, PBF Holding did not previously pay a fee for the utilization of the facilities. Below is a summary of the agreements and corresponding fees for the use of each of the assets.
Delaware City Rail Terminaling Services Agreement
On May 14, 2014, concurrent with the closing of the PBFX Offering, PBF Holding entered into a rail terminaling services agreement with PBFX to obtain terminaling services at the DCR Rail Terminal (the “DCR Terminaling Agreement”). Under the DCR Terminaling Agreement, PBF Holding is obligated to throughput aggregate volumes of crude oil of at least 85,000 bpd (75,000 bpd through September 30, 2014) for each quarter thereafter (in each case, calculated on a quarterly average basis) for a terminaling service fee of $2.00 per barrel, which will decrease to $0.50 per barrel to the extent volumes exceed the minimum throughput commitment. PBF Holding also pays PBFX for providing related ancillary services at the terminal that are specified in the agreement. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, beginning on January 1, 2015, by the amount of any change in the Producer Price Index, provided that the fee may not be adjusted below the initial amount and (ii) increase by the increase in any operating costs that increase greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the DCR Terminaling Agreement. Effective January 1, 2015, the service fee was increased to $2.032 per barrel up to the minimum throughput commitment and $0.508 per barrel for volumes that exceed the minimum throughput commitment. The agreement will terminate on the first December 31st following the seventh anniversary of the closing of the PBFX Offering and may be extended, at PBF Holding's option, for up to two additional five-year terms.
For the year ended December 31, 2015 and 2014, PBF Holding paid PBFX $63,043 and $36,640, respectively, for fees related to the DCR Terminaling Agreement.
Toledo Truck Unloading & Terminaling Agreement
On May 14, 2014, concurrent with the closing of the PBFX Offering, PBF Holding entered into a truck unloading and terminaling services agreement with PBFX to obtain terminaling services at the Toledo Truck Terminal (as amended the “Toledo Terminaling Agreement”). Under the Toledo Terminaling Agreement, PBF Holding was obligated to throughput aggregate volumes of crude oil of at least 4,000 bpd (calculated on a quarterly average basis) for a terminaling service fee of $1.00 per barrel. The Toledo Terminaling Agreement was amended and restated effective as of June 1, 2014, to among other things, increase the minimum throughput volume commitment from 4,000 bpd to 5,500 bpd beginning August 1, 2014. PBF Holding also pays PBFX for providing related ancillary services at the terminal which are specified in the Toledo Terminaling Agreement. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, beginning on January 1, 2015, by the amount of any change in the Producer Price Index, provided that the fee may not be adjusted below the initial amount and (ii) increase by the increase in any operating costs that increase greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the Toledo Terminaling Agreement. Effective January 1, 2015, the terminaling fee was increased to $1.016. The agreement will terminate on the first December 31st following the seventh anniversary of the closing of the PBFX Offering and may be extended, at PBF Holding's option, for up to two additional five-year terms.
For the year ended December 31, 2015 and 2014, PBF Holding paid PBFX $5,578 and $2,131, respectively, for fees related to the Toledo Terminaling Agreement.
Delaware City West Ladder Rack Terminaling Services Agreement
On October 1, 2014, PBF Holding and DCT II entered into a seven-year terminaling services agreement (the “West Ladder Rack Terminaling Agreement”) under which PBFX, through DCT II, provides rail terminaling services to PBF Holding. DCT II, immediately following the closing of the Contribution Agreement II, was merged with and into Delaware City Terminaling, a wholly-owned subsidiary of PBFX, with all property, rights, liabilities and obligations of DCT II vesting in Delaware City Terminaling as the surviving company. The agreement may be extended by PBF Holding for two additional five-year periods. Under the West Ladder Rack Terminaling Agreement, PBF Holding is obligated to throughput aggregate volumes of crude oil of at least 40,000 bpd for a terminaling service fee equal to $2.20 per barrel for all volumes of crude oil throughput up to the minimum throughput commitment, and $1.50 per barrel for all volumes of crude oil throughput in excess of the minimum throughput commitment, in any contract quarter. PBF Holding also pays PBFX for providing related ancillary services at the terminal which are specified in the West Ladder Rack Terminaling Agreement. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, beginning on January 1, 2016, by the amount of any change in the Producer Price Index, provided that the fee may not be adjusted below the initial amount and (ii) increase by the increase in any operating costs that increase greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the West Ladder Rack Terminaling Agreement.
For the year ended December 31, 2015 and 2014, PBF Holding paid PBFX $32,120 and $9,639, respectively, related to the West Ladder Rack Terminaling Agreement.
Toledo Storage Facility Storage and Terminaling Services Agreement
On December 12, 2014, PBF Holding and Toledo Terminaling entered into a ten-year storage and terminaling services agreement (the “Toledo Storage Facility Storage and Terminaling Agreement”) under which PBFX, through Toledo Terminaling, will provide storage and terminaling services to PBF Holding. The Toledo Storage Facility Storage and Terminaling Agreement can be extended by PBF Holding for two additional five-year periods. Under the Toledo Storage Facility Storage and Terminaling Agreement, PBFX will provide PBF Holding with storage and throughput services in return for storage and throughput fees.
The storage services require PBFX to accept, redeliver and store all products tendered by PBF Holding in the tanks and load products at the storage facility on behalf of PBF Holding up to the effective operating capacity of each tank, the loading capacity of the products rack and the overall capacity of the Toledo Storage Facility Assets. PBF Holding will pay a fee of $0.50 per barrel of shell capacity dedicated to PBF Holding under the Toledo Storage Facility Storage and Terminaling Agreement.The minimum throughput commitment for the propane storage and loading facility will be 4,400 barrels per day (“bpd”) for a fee equal to $2.52 per barrel of product loaded up to the minimum throughput commitment and in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the fee of $2.52 per barrel.
PBFX is required to maintain the Toledo Storage Facility Assets in a condition and with a capacity sufficient to store and handle a volume of PBF Holding's products at least equal to the current operating capacity for the storage facility as a whole subject to interruptions for routine repairs and maintenance and force majeure events. Failure to meet such obligations may result in a reduction of fees payable under the Toledo Storage Facility Storage and Terminaling Agreement.
For the year ended December 31, 2015 and 2014, PBF Holding paid PBFX $25,495 and $1,420, respectively, related to the Toledo Tank Farm Storage and Terminaling Agreement.
Delaware City Pipeline Services Agreement
On May 15, 2015, PBF Holding entered into a pipeline services agreement with PBFX (the “Delaware City Pipeline Services Agreement”). Under the Delaware City Pipeline Services Agreement, PBFX provides PBF Holding with pipeline throughput services in return for throughput fees. The Delaware City Pipeline Services Agreement has an initial term of approximately ten years, after which PBF Holding has the option to extend the agreement for two additional five year periods, under which PBFX provides pipeline services to PBF Holding on the Delaware Products Pipeline. The minimum throughput commitment for the pipeline facility is 50,000 bpd for a fee equal to $0.5266 per barrel of product throughputted up to the minimum throughput commitment and in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the fee. Effective July 2015, the pipeline service fee was raised to $0.5507 per barrel, due to an increase in the Federal Energy Regulatory Commission (“FERC”) tariff.
For the year ended December 31, 2015, PBF Holding paid PBFX fees of $6,328, related to the Delaware City Pipeline Services Agreement. For the year ended December 31, 2014, PBF Holding paid PBFX no fees related to the Delaware City Pipeline Services Agreement.
Delaware City Truck Loading Agreement
On May 15, 2015, PBF Holding entered into a terminaling services agreement with PBFX (the “Delaware City Truck Loading Agreement”). Under the Delaware City Truck Loading Agreement, PBFX provides PBF Holding with terminaling services in return for fees. The Delaware City Truck Loading Agreement has an initial term of approximately ten years, after which PBF Holding has the option to extend the agreement for two additional five year periods, under which PBFX provides loading services to PBF Holding at the Delaware City Terminal. The minimum throughput commitment for the truck rack is at least 30,000 bpd for refined clean products with a fee equal to $0.462 per barrel and at least 5,000 bpd for LPGs with a fee equal to $2.52 per barrel of product loaded up to the minimum throughput commitment and for volumes in excess of the minimum throughput commitment.
For the year ended December 31, 2015, PBF Holding paid PBFX fees of $6,155, related to the Delaware City Truck Loading Agreement. For the year ended December 31, 2014, PBF Holding paid PBFX no fees related to the Delaware City Truck Loading Agreement.
Third Amended and Restated Omnibus Agreement
On May 14, 2014, PBF Holding entered into an Omnibus Agreement (the “Original Omnibus Agreement”) by and among PBFX, PBF GP, PBF LLC and PBF Holding for the provision of executive management services and support for accounting and finance, legal, human resources, information technology, environmental, health and safety, and other administrative functions.
The Original Omnibus Agreement addresses the following matters:

•
PBFX’s obligation to pay PBF Holding, an administrative fee, in the amount of $2,300 per year, for the provision by PBF LLC of centralized corporate services (which fee is in addition to certain expenses of PBF GP and its affiliates that are reimbursed under the First Amended and Restated Agreement of Limited Partnership of PBFX (the “PBFX Partnership Agreement”));

•	PBFX’s obligation to reimburse PBF Holding for the salaries and benefits costs of employees who devote more than 50% of their time to PBFX;

•	PBFX’s agreement to reimburse PBF Holding for all other direct or allocated costs and expenses incurred by PBF LLC on PBFX’s behalf;

•	PBF LLC’s agreement not to compete with PBFX under certain circumstances, subject to certain exceptions;

•
PBFX’s right of first offer for ten years to acquire certain logistics assets retained by PBF Energy following the PBFX Offering, including certain logistics assets that PBF LLC or its subsidiaries may construct or acquire in the future, subject to certain exceptions;

•	a license to use the PBF Logistics trademark and name; and

•
PBF Holding’s agreement to reimburse PBFX for certain expenditures up to $20,000 per event (net of any insurance recoveries) related to the contributed assets for a period of five years after the closing of the PBFX Offering, and PBFX's agreement to bear the costs associated with the expansion of the DCR Rail Terminal crude unloading capability. The liability arising from this agreement is classified as “Accounts Payable - Affiliate” on the PBF Holding consolidated balance sheet.

On September 30, 2014, the Original Omnibus Agreement was amended and restated in connection with the Contribution Agreement II (the “Amended and Restated Omnibus Agreement”). The annual fee payable under the Amended and Restated Omnibus Agreement increased from $2,300 to $2,525 as a result of the inclusion of the DCR West Rack. On December 12, 2014, PBF Holding, PBFX, PBF GP, and PBF LLC entered into a Second Amended and Restated Omnibus Agreement (the “Second A&R Omnibus Agreement”) to amend and restate the Amended and Restated Omnibus Agreement dated as of September 30, 2014, by and among the same parties. The Second A&R Omnibus Agreement clarified the reimbursements to be made by PBFX to BF LLC and from PBF LLC to PBFX. The Second A&R Omnibus Agreement incorporated the Toledo Storage Facility Assets into its provisions and increased the annual administrative fee to be paid by PBFX to PBF Energy from $2,525 to $2,700. Pursuant to the Omnibus Agreement, as amended, the annual fee of $2,700 per year was reduced to $2,225 per year effective as of January 1, 2015.
On May 15, 2015, the Second A&R Omnibus Agreement was amended and restated to include the Delaware City Products Pipeline and Truck Rack (the “Third A&R Omnibus Agreement”). Pursuant to Third A&R Omnibus Agreement, the annual administrative fee was increased to $2,350 per year from $2,225 per year.
For the years ended December 31, 2015 and 2014, PBF Holding received from PBFX $5,216 and $2,174, respectively, for fees related to the Omnibus Agreement (as amended).
Third Amended and Restated Operation and Management Services and Secondment Agreement
PBF Holding and certain of its subsidiaries entered into an operation and management services and secondment agreement (the “Services Agreement”) with PBFX, pursuant to which PBF Holding and its subsidiaries will provide PBFX with the personnel necessary for PBFX to perform its obligations under its commercial agreements. PBFX will reimburse PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air. In addition, PBFX will pay an annual fee of $490 to PBF Holding for the provision of such services pursuant to the Services Agreement. The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that PBFX may terminate any service on 30 days’ notice.
On September 30, 2014, the Services Agreement was amended and restated in connection with the Contribution Agreement II (the “Amended and Restated Services Agreement”). The annual fee payable under the Amended and Restated Services Agreement increased from $490 to $797 (indexed for inflation) as a result of the inclusion of the DCR West Rack. On December 12, 2014, PBF Holding, Delaware City Refining Company LLC, Delaware City Terminaling Company LLC, Toledo Terminaling, Toledo Refining Company LLC, PBFX and PBF GP entered into the Second Amended and Restated Operation and Management Services and Secondment Agreement (the “Second A&R Services Agreement”) to incorporate the Toledo Storage Facility Assets into its provisions and increases the fee to be paid by PBFX to PBF Holding from $797 to $4,400.
On May 15, 2015, the Second A&R Services Agreement was amended and restated in connection with the Delaware City Pipeline and Truck Rack Acquisition (the “Third A&R Services Agreement”) resulting in an increase in the annual fee payable from $4,400 to $4,486.
For the year ended December 31, 2015 and 2014, PBF Holding received from PBFX $4,455 and $579, respectively, for fees related to the Services Agreement (as amended).
Fuel Strategies International, Inc. Agreement
The Company engaged Fuel Strategies International, Inc, the principal of which is the brother of the Executive Chairman of the Board of Directors of PBF Energy, to provide consulting services relating to petroleum coke and commercial operations. For the year ended December 31, 2015 there were no charges under this agreement. For the years ended December 31, 2014 and 2013, the Company incurred charges of $588 and $646, respectively, under this agreement.
Agreement with the Executive Chairman of the Board of Directors
The Company has an agreement with the Executive Chairman of the Board of Directors of PBF Energy, for the use of an airplane that is owned by a company owned by the Executive Chairman of PBF Energy. The Company pays a charter rate that is the lowest rate this aircraft is chartered to third-parties. For the years ended December 31, 2015, 2014 and 2013, the Company incurred charges of $957, $1,214, and $1,274, respectively, related to the use of this airplane.
Financial Sponsors
As of December 31, 2013, each of Blackstone and First Reserve, PBF Energy’s financial sponsors, had received the full return of its aggregate amount invested in PBF LLC Series A Units. As a result, pursuant to the amended and restated limited liability company agreement of PBF LLC, the holders of PBF LLC Series B Units are entitled to an interest in the amounts received by Blackstone and First Reserve in excess of their original investment in the form of PBF LLC distributions and from the shares of PBF Energy Class A Common Stock issuable to Blackstone and First Reserve (for their own account and on behalf of the holders of PBF LLC Series B Units) upon an exchange, and the proceeds from the sale of such shares. Such proceeds received by Blackstone and First Reserve are distributed to the holders of the PBF LLC Series B Units in accordance with the distribution percentages specified in the PBF LLC amended and restated limited liability company agreement. The total amount distributed to the PBF LLC Series B Unit holders for the years ended December 31, 2015 , 2014 and 2013 was $19,592, $130,523, and $6,427 respectively. There were no amounts distributed to PBF LLC Series B Unit holders prior to 2013.